Supplement dated June 22, 2020 to the
Prospectus for your Variable Annuity
Issued by:

ALLSTATE LIFE INSURANCE COMPANY
ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

The following information supplements the prospectus for your variable annuity contract issued by Allstate Life Insurance Company or Allstate Life Insurance Company of New York. This Supplement contains information about a service address change. Effective on or after June 30, 2020, the following service addresses appearing in your Prospectus are revised as follows:

Old P.O. Box	New P.O. Box
P.O. Box 758560 Topeka, KS 66675	P.O. Box 758537 Topeka, KS 66675
P.O. Box 758565 Topeka, KS 66675	P.O. Box 758598 Topeka, Kansas 66675
P.O. Box 758566 Topeka, Kansas 66675	P.O. Box 758543 Topeka, Kansas 66675

If you have any questions, please contact your financial professional or our Variable Annuities Service Center at (800) 457-7617. Our representatives are available to assist you Monday through Friday between 7:30 a.m. and 5:00 p.m. Central time.

Please keep this supplement together with your prospectus for future reference. No other action is required of you.

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